SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Result of operation for each segment
Total revenue	$ 466,736	$ 409,364	$ 506,002	$ 1,369,147	$ 1,183,374	$ 1,622,421	$ 1,162,132
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418
Segment profit	189,184	160,403	218,591	538,854	450,714	628,769	467,719
Merchant Services
Result of operation for each segment
Total revenue	354,120	299,318	320,355	1,028,926	853,739	1,185,253	756,930
Network fees and other costs	177,084	158,315	207,008	517,499	456,799	620,852	476,932
Sales and marketing	63,046	50,748	24,410	193,394	152,263	211,062	73,441
Segment profit	113,990	90,255	88,937	318,033	244,677	353,339	206,557
Financial Institution Services
Result of operation for each segment
Total revenue	112,616	110,046	185,647	340,221	329,635	437,168	405,202
Network fees and other costs	31,155	34,151	47,917	100,192	103,577	135,883	119,063
Sales and marketing	6,267	5,400	8,076	19,208	18,711	24,046	22,964
Segment profit	75,194	70,495	129,654	220,821	207,347	277,239	263,175
General Corporate/Other
Result of operation for each segment
Total revenue	0	0		0	0
Network fees and other costs	0	0		0	0
Sales and marketing	0	347		0	1,310	1,809	2,013
Segment profit	$ 0	$ (347)		$ 0	$ (1,310)	$ (1,809)	$ (2,013)